Financial Instruments and Risk Management - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - Liquidity Risk [Member]	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Financial assets at amortized cost
Cash	RM 1,845,645	$ 438,438	RM 474,716
Trade receivables	17,832,831	4,236,230	8,409,351
Other receivables	771,408	183,250	2,103,818
Fixed deposits	1,198,262	284,650	1,179,430
Financial liabilities at amortized cost
Trade payables	555,146	131,877
Other payables & accrued liabilities	1,000,742	237,729	422,973
Bank and other borrowings	3,247,234	771,388	3,367,302
Lease liabilities	RM 1,437,965	$ 341,592	RM 162,577